Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Intangible Assets Internally Developed and Acquired From Third Party

	12.31.2019
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
Intangible cost
At December 31, 2018	1,916.3	1,341.2	43.4	3.5	6.3	350.3	10.4	68.8	3,740.2
Additions	188.2	31.3	5.9	0.1	3.1	19.3	—	35.4	283.3
Contributions from suppliers	(4.5)	—	—	—	—	—	—	—	(4.5)
Disposals	—	—	—	—	—	(2.0)	—	—	(2.0)
Impairment	—	(55.6)	—	—	—	—	—	—	(55.6)
Interest on capitalized assets	4.9	1.9	—	—	—	—	—	—	6.8
Translation adjustments	—	—	—	—	—	—	(0.4)	—	(0.4)
Assets held for sale	(2,104.9)	(26.5)	—	—	—	(153.9)	—	(29.2)	(2,314.5)

At December 31, 2019	—	1,292.3	49.3	3.6	9.4	213.7	10.0	75.0	1,653.3

Acumulated amortization
At December 31, 2018	(1,053.6)	(512.2)	(32.4)	(1.2)	(2.9)	(232.8)	—	(6.3)	(1,841.4)
Amortization	(3.1)	(75.1)	(0.4)	(0.1)	(0.8)	(14.4)	—	(2.0)	(95.9)
Amortization of contribution from suppliers	1.0	21.4	—	—	—	—	—	—	22.4
Disposals	—	—	—	—	—	1.2	—	—	1.2
Interest on capitalized assets	—	(2.4)	—	—	—	—	—	—	(2.4)
Assets held for sale	1,055.7	18.2	—	—	—	80.4	—	2.6	1,156.9

At December 31, 2019	—	(550.1)	(32.8)	(1.3)	(3.7)	(165.6)	—	(5.7)	(759.2)

Intangible, net
At December 31, 2018	862.7	829.0	11.0	2.3	3.4	117.5	10.4	62.5	1,898.8
At December 31, 2019	—	742.2	16.5	2.3	5.7	48.1	10.0	69.3	894.1

	12.31.2018
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
Intangible cost
At December 31, 2017	1,825.2	1,355.7	33.5	5.8	13.9	343.3	12.0	45.6	3,635.0
Additions	209.3	41.3	4.0	0.1	2.5	8.0	—	25.1	290.3
Contributions from suppliers	(125.5)	—	—	—	—	—	—	—	(125.5)
Disposals	—	—	—	—	—	(3.4)	—	—	(3.4)
Reclassifications	—	—	5.9	(2.4)	(10.1)	2.4	—	(1.9)	(6.1)
Impairment	—	(58.5)	—	—	—	—	—	—	(58.5)
Interest on capitalized assets	7.3	2.7	—	—	—	—	—	—	10.0
Translation adjustments	—	—	—	—	—	—	(1.6)	—	(1.6)

At December 31, 2018	1,916.3	1,341.2	43.4	3.5	6.3	350.3	10.4	68.8	3,740.2

Acumulated amortization
At December 31, 2017	(1,031.8)	(473.7)	(27.9)	(1.1)	(6.8)	(206.9)	—	(4.4)	(1,752.6)
Amortization	(29.6)	(51.1)	(1.8)	(0.1)	(0.9)	(28.1)	—	(1.2)	(112.8)
Amortization of contribution from suppliers	8.0	14.0	—	—	—	—	—	—	22.0
Disposals	—	—	—	—	—	2.2	—	—	2.2
Reclassifications	—	—	(2.7)	—	4.8	—	—	(0.7)	1.4
Interest on capitalized assets	(0.2)	(1.4)	—	—	—	—	—	—	(1.6)

At December 31, 2018	(1,053.6)	(512.2)	(32.4)	(1.2)	(2.9)	(232.8)	—	(6.3)	(1,841.4)

Intangible, net
At December 31, 2017	793.4	882.0	5.6	4.7	7.1	136.4	12.0	41.2	1,882.4
At December 31, 2018	862.7	829.0	11.0	2.3	3.4	117.5	10.4	62.5	1,898.8

	12.31.2017
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
At December 31, 2016	1,515.1	1,320.3	30.8	51.8	13.5	311.4	21.0	32.8	3,296.7
Additions	313.8	76.9	3.0	2.5	1.9	56.3	—	16.1	470.5
Contributions from suppliers	(86.0)	—	—	—	—	—	—	—	(86.0)
Disposals	—	—	—	—	(1.5)	—	—	—	(1.5)
Reclassifications	71.3	3.6	(0.3)	(48.5)	—	(24.4)	—	(1.7)	—
Impairment	—	(49.9)	—	—	—	—	(8.7)	(1.9)	(60.5)
Interest on capitalized assets	11.0	4.8	—	—	—	—	—	—	15.8
Translation adjustments	—	—	—	—	—	—	(0.3)	0.3	—

At December 31, 2017	1,825.2	1,355.7	33.5	5.8	13.9	343.3	12.0	45.6	3,635.0

Acumulated amortization
At December 31, 2016	(992.4)	(424.9)	(25.6)	—	(5.7)	(179.8)	—	(3.7)	(1,632.1)
Amortization	(57.4)	(56.7)	(2.6)	(0.1)	(1.1)	(27.1)	—	(1.2)	(146.2)
Amortization of contribution from suppliers	13.5	13.8	—	—	—	—	—	—	27.3
Reclassifications	4.5	(4.3)	0.3	(1.0)	—	—	—	0.5	—
Interest on capitalized assets	—	(1.6)	—	—	—	—	—	—	(1.6)

At December 31, 2017	(1,031.8)	(473.7)	(27.9)	(1.1)	(6.8)	(206.9)	—	(4.4)	(1,752.6)

Intangible, net
At December 31, 2016	522.7	895.4	5.2	51.8	7.8	131.6	21.0	29.1	1,664.6
At December 31, 2017	793.4	882.0	5.6	4.7	7.1	136.4	12.0	41.2	1,882.4